Other information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental cash flow information

Year ended December 31,	2024	2023
Cash paid during the year for:
Interest	$64,478	$33,498
Income taxes	15,915	1,370
Cash received during the year for:
Interest	498	446
Income taxes	5,189	—
Non-cash transactions:
Addition of property, plant and equipment by means of finance leases	14,157	28,159
Addition of property, plant and equipment by means of finance leases assumed through acquisition	—	30,516
Increase in assets held for sale, offset by property, plant and equipment	11,878	10,927
Non-cash working capital exclusions:
Net increase in accounts receivable related to realized gain on derivative financial instruments	(4,015)	4,015
Net decrease (increase) in accounts payable and accrued liabilities related to loans from affiliates and joint ventures	3,088	2,113
Net increase in accrued liabilities related to taxes payable	102	367
Net increase in accrued liabilities related to dividend payable	(348)	(576)
Non-cash working capital transactions related to buyout of BNA Remanufacturing Ltd.
Increase in accounts receivable	858	—
Increase in contract assets	498	—
Increase in inventory	4,605	—
Increase in accounts payable	(133)	—
Increase in accrued liabilities	(543)	—
Non-cash working capital transactions related to acquisitions (note 22)
Increase in accounts receivable	—	65,033
Increase in contract assets	—	713
Increase in inventory	—	12,155
Increase in prepaid expenses	—	2,187
Increase in accounts payable	—	(45,829)
Increase in accrued liabilities	—	(22,464)
Non-cash working capital movement from change in foreign exchange rates
(Decrease) increase in accounts receivable	(732)	2,073
(Decrease) increase in contract assets	(564)	23
(Decrease) increase in inventory	(304)	387
(Decrease) increase in prepaid expenses	(37)	70
Decrease (increase) in accounts payable	3,325	(1,727)
Decrease (increase) in accrued liabilities	342	(828)

Schedule of cash provided by (used in) non-cash working capital
The table below represents the cash provided by (used in) non-cash working capital:

Year ended December 31,	2024	2023
Operating activities:
Accounts receivable	$(72,104)	$57,077
Contract assets	30,826	(18,489)
Inventories	(4,818)	(2,522)
Prepaid expenses and deposits	(579)	6,379
Accounts payable	(32,248)	9,585
Accrued liabilities	9,582	571
Contract liabilities	4,798	(1,967)
	$(64,543)	$50,634